Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Shares [Member] | S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		25.02%	14.53%	13.10%
Investor Shares [Member] | Russell Mid Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		15.34%	9.92%	9.63%
Investor Shares [Member] | Russell 2000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.54%	7.40%	7.82%
Investor Shares [Member] | FAM Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			15.57%	9.11%	9.65%
Investor Shares [Member] | FAM Value Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.97%	7.94%	8.33%
Investor Shares [Member] | FAM Value Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.39%	7.07%	7.58%
Investor Shares [Member] | FAM Dividend Focus Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			7.58%	9.65%	11.07%
Investor Shares [Member] | FAM Dividend Focus Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.77%	9.19%	10.27%
Investor Shares [Member] | FAM Dividend Focus Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.09%	7.60%	8.87%
Investor Shares [Member] | FAM Small Cap Fund Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			12.49%	10.72%	9.14%
Investor Shares [Member] | FAM Small Cap Fund Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.36%	9.84%	8.30%
Investor Shares [Member] | FAM Small Cap Fund Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.21%	8.46%	7.30%
Institutional [Member] | S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		25.02%	14.53%	13.10%
Institutional [Member] | Russell Mid Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		15.34%	9.92%	9.63%
Institutional [Member] | Russell 2000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.54%	7.40%	7.82%
Institutional [Member] | FAM Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			15.79%	9.32%	9.82%
Institutional [Member] | FAM Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.19%	8.13%	8.47%
Institutional [Member] | FAM Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.51%	7.24%	7.71%
Institutional [Member] | FAM Dividend Focus Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			7.58%	9.65%	11.07%
Institutional [Member] | FAM Dividend Focus Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.77%	9.19%	10.27%
Institutional [Member] | FAM Dividend Focus Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.09%	7.60%	8.87%
Institutional [Member] | FAM Small Cap Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			12.65%	10.84%	9.25%
Institutional [Member] | FAM Small Cap Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.52%	9.96%	8.42%
Institutional [Member] | FAM Small Cap Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.29%	8.56%	7.40%

[1]	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell 2000® Index as an additional comparative benchmark performance index. The Russell 2000® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.
[2]	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.
[3]	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.
[4]	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.
[5]	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.